SUPPLEMENT TO THE PROSPECTUS
OF
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

The Administrative Class prospectus is supplemented to include the following performance information for the Wells Fargo Advantage Intrinsic Value Fund on page 21:

Lowest Quarter:
 4th Quarter 2008    -20.22%

December 8, 2011	LCAM121/P103SP